Litigation	12 Months Ended
Dec. 31, 2011
Litigation
Litigation

The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses, including those disclosed below. Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.

The Group accrues litigation provisions (including fees and expenses of external lawyers and other service providers) in connection with certain judicial, regulatory and arbitration proceedings when losses, additional losses or ranges of loss are probable and reasonably estimable. The Group reviews its judicial, regulatory and arbitration proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. Further provisions or releases of litigation provisions may be necessary in the future as developments in such litigation, claims or proceedings warrant.

It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of these matters. In presenting the consolidated financial statements, management makes estimates regarding the outcome of these matters, records a provision and takes a charge to income when losses with respect to such matters are probable and can be reasonably estimated. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the litigation, claim or proceeding, the progress of the matter, the advice of legal counsel, the Group’s defenses and its experience in similar cases or proceedings, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding or matter.

Most matters pending against the Group seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent reasonably possible losses. The Group has disclosed below the amount of damages claimed (if specified in the relevant proceeding) and certain other quantifiable information that is publicly available.

The following table presents a roll forward of the Group’s aggregate litigation provisions.
Litigation provisions
2011

CHF million

Balance at beginning of period	861

Increase in litigation accruals	752

Decrease in litigation accruals	(29)

Decrease for settlements and other cash payments	(688)

Foreign exchange translation	(26)

Balance at end of period	870

The Group’s aggregate litigation provisions include estimates of losses, additional losses or ranges of loss for proceedings for which such losses are probable and can be reasonably estimated. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of the complexity of the proceedings, the novelty of some of the claims, the early stage of the proceedings and limited amount of discovery that has occurred and/or other factors. The Group’s estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions is zero to CHF 2.3 billion.

After taking into account its litigation provisions, the Group believes, based on currently available information and advice of counsel, that the results of its proceedings, in the aggregate, will not have a material adverse effect on the Group’s financial condition. However, in light of the uncertainties involved in such proceedings, including those proceedings brought by regulators or other governmental authorities, the ultimate resolution of such proceedings may exceed current litigation provisions and any excess may be material to operating results for any particular period, depending, in part, upon the operating results for such period.

Litigation relating to IPO allocation
Beginning in January 2001, Credit Suisse Securities (USA) LLC (CSS LLC), one of its affiliates and several other investment banks were named as defendants in a large number of putative class action complaints filed in the US District Court for the Southern District of New York (SDNY) concerning initial public offering (IPO) allocation practices. In April 2002, the plaintiffs filed consolidated amended complaints alleging various violations of the federal securities laws resulting from alleged material omissions and misstatements in registration statements and prospectuses for the IPOs and, in some cases, follow-on offerings, and with respect to transactions in the aftermarket for those offerings. The complaints contained allegations that the registration statements and prospectuses either omitted or misrepresented material information about commissions paid to investment banks and aftermarket transactions by certain customers that received allocations of shares in the IPOs. The complaints also alleged that misleading analyst reports were issued to support the issuers’ allegedly manipulated stock price and that such reports failed to disclose the alleged allocation practices or that analysts were allegedly subject to conflicts of interest. In September 2008, a settlement in principle was reached between the plaintiffs and the underwriter and issuer defendants, and in October 2009, the SDNY issued an order granting final approval of the settlement. Certain members of the settlement class filed appeals challenging the SDNY’s approval of the settlement. These appeals have since been resolved or dismissed, although one such appellant attempted to file a petition for review by the US Supreme Court. That petition was initially rejected as procedurally defective. On January 18, 2012, the Clerk of the US Supreme Court determined that the petition had been untimely and therefore was not eligible for resubmission. On January 27, 2012, plaintiffs notified the SDNY that the settlement had thereby been final and effective, permitting the distribution of the funds to claimants and terminating the litigation for all purposes. Resolution of this matter was covered by existing provisions.

Research-related litigation
Putative class action lawsuits were filed against CSS LLC in the wake of publicity surrounding the 2002 industry-wide governmental and regulatory investigations into research analyst practices, with In re Credit Suisse – AOL Securities Litigation, filed in the US District Court for the District of Massachusetts, being the final outstanding matter. The case was brought on behalf of a class of purchasers of common shares of the former AOL Time Warner Inc. (AOL) who have alleged that CSS LLC’s equity research coverage of AOL between January 2001 and July 2002 was false and misleading. The second amended complaint in this action has asserted federal securities fraud and control person liability claims against CSS LLC and certain affiliates and former employees of CSS LLC. Plaintiffs estimated damages of approximately USD 3.9 billion. The district court denied CSS LLC’s motion to dismiss the complaint on December 16, 2006. On September 26, 2008, the district court granted class certification, and the US Court of Appeals for the First Circuit subsequently declined to hear CSS LLC’s appeal of that decision. On November 4, 2008, CSS LLC filed a motion for summary judgment on the grounds that there was no evidence that CSS LLC’s research coverage of AOL was false or misleading, and there was no evidence that CSS LLC’s research coverage had any effect on AOL’s stock price or caused the losses asserted by the plaintiff class. In addition, on April 21 and June 5, 2009, CSS LLC and the plaintiff class cross-moved to preclude the testimony of each other’s expert witnesses. On August 26, 2011, the district court denied CSS LLC’s motion for summary judgment. On September 28, 2011, the defendants filed a motion to certify questions for interlocutory appeal, which was denied on November 21, 2011. On January 13, 2012, the district court granted summary judgment in favor of the defendants upon its determination to preclude a plaintiff expert witness. On February 16, 2012, the plaintiffs filed a motion for reconsideration. On March 1, 2012, the defendants filed an opposition to plaintiffs' motion.

Enron-related litigation
Two Enron-related individual actions remain pending against CSS LLC and certain of its affiliates, each in the US District Court for the Southern District of Texas (SDT). In these actions, plaintiffs assert they relied on Enron’s financial statements, and seek to hold the defendants responsible for any inaccuracies in Enron’s financial statements. In Connecticut Resources Recovery Authority v. Lay, et al., the plaintiff seeks to recover from multiple defendants, pursuant to the Connecticut Unfair Trade Practices Act and Connecticut state common law, approximately USD 130 million to USD 180 million in losses it allegedly suffered in a business transaction it entered into with Enron. A motion to dismiss is pending. In Silvercreek Management Inc. v. Citigroup, Inc., et al., the plaintiff seeks to assert federal and state law claims relating to its alleged USD 280 million in losses relating to its Enron investments. On August 9, 2011, the SDT granted plaintiffs’ motion for leave to file a third amended complaint in this matter. CSS LLC and the other defendants filed motions to dismiss this complaint on September 27, 2011. In Ravenswood I LLC, et al. v. Citigroup, Inc., et al., an individual action asserting similar claims, plaintiffs as putative successors in interest sought to recover approximately USD 140 million relating to the decline in value of certain Enron debt securities purchased by a third party from Enron. On November 29, 2011, the SDT granted the motion to dismiss filed by CSS LLC and the remaining defendants in the case.

NCFE-related litigation
Since February 2003, lawsuits have been filed against CSS LLC and certain of its affiliates with respect to services that it provided to National Century Financial Enterprises, Inc. and its affiliates (NCFE). From January 1996 to May 2002, CSS LLC acted as a placement agent for bonds issued by NCFE that were to be collateralized by health-care receivables and, in July 2002, as a placement agent for a sale of NCFE preferred stock. NCFE filed for bankruptcy protection in November 2002. In these lawsuits, which have since been consolidated in the US District Court for the Southern District of Ohio (SDO) and are known as the MDL cases, investors holding approximately USD 1.9 billion face amount of NCFE’s bonds and approximately USD 12 million in preferred stock have sued numerous defendants, including the founders and directors of NCFE, the trustees for the bonds, NCFE’s auditors and law firm, the rating agencies that rated NCFE’s bonds and NCFE’s placement agents, including CSS LLC. The allegations include claims for breach of contract, negligence, fraud and violation of federal and state securities laws. The lawsuits generally allege that CSS LLC and/or its affiliate knew or should have known that the health care receivables purportedly backing the bonds were either ineligible for the programs or non-existent. CSS LLC and its affiliate filed motions to dismiss these cases. In December 2007, the SDO denied, in large part, CSS LLC’s and its affiliate's motions to dismiss, allowing most of the investor claims to proceed. In February 2009, CSS LLC and its affiliate filed motions for summary judgment seeking to dismiss the investors’ remaining claims, and certain of the bond investors filed summary judgment motions seeking judgment on certain of their claims. In December 2010, the SDO ruled in CSS LLC’s favor on cross-motions for partial summary judgment with respect to a claim under Ohio’s blue sky law. More specifically, the SDO held that application of the Ohio statute would violate the commerce clause of the US Constitution. On March 2, 2012, the SDO issued a decision which granted in part, and denied in part, CSS LLC's and its affiliate's remaining summary judgment motions in the bond investor lawsuits. To date, CSS LLC has settled one bond investor lawsuit. In that settlement, dated April 2009, CSS LLC settled with the New York City Pension Fund plaintiffs for an amount covered by existing reserves.

In addition, in November 2004, the trust created through NCFE’s confirmed bankruptcy plan commenced two actions against CSS LLC and certain of its affiliates. The trust filed an action in the SDO asserting common law claims similar to those asserted in the MDL cases against several of the same defendants, and it also alleged statutory claims under the Ohio Corrupt Practices Act, claims for professional negligence and claims under the US Bankruptcy Code. CSS LLC and its affiliates filed a motion to dismiss that action in March 2005. In March 2009, the SDO issued a decision in large part denying that motion. In May 2009, CSS LLC and its affiliates moved for summary judgment, and the SDO heard oral argument on that motion in November 2009. The trust (and another trust created in NCFE’s bankruptcy) also filed an action in the US Bankruptcy Court for the Southern District of Ohio objecting to the proofs of claim filed by CSS LLC and its affiliates in NCFE’s bankruptcy and seeking disgorgement of amounts previously distributed to CSS LLC and its affiliates under the bankruptcy plan. CSS LLC and its affiliates answered that complaint. On April 12, 2011, the SDO granted the summary judgment motion of CSS LLC and an affiliate to dismiss the action filed by the trust. The trust filed a motion with the SDO to reconsider that decision on May 11, 2011. CSS LLC and an affiliate filed an opposition to that motion on May 19, 2011. On June 24, 2011, CSS LLC and its affiliates agreed in principle to settle both of these actions. That settlement was finalized on October 31, 2011 and was covered by existing provisions.

Refco-related litigation
Refco trustee action
In August 2007, the litigation trustee appointed pursuant to the Refco bankruptcy plan named CSS LLC along with other financial services firms, accountants, officers, directors and controlling persons, as a defendant in a lawsuit filed in Illinois state court. The lawsuit asserted claims against CSS LLC for aiding and abetting breaches of fiduciary duty by Refco insiders in connection with Refco’s August 2004 notes offering and August 2005 IPO. The lawsuit also asserted claims in excess of USD 2 billion against CSS LLC for professional malpractice and negligent misrepresentation in connection with CSS LLC’s role as a financial advisor to Refco. CSS LLC and certain other defendants removed this action to Illinois federal district court and the case was transferred (by the Judicial Panel on Multi-District Litigation) to the SDNY. In May 2008, CSS LLC and certain other defendants filed a motion to dismiss plaintiffs’ claims. In April 2009, the SDNY granted CSS LLC’s and other defendants’ motion to dismiss. In December 2009, following an appeal by the plaintiffs to the US Court of Appeals for the Second Circuit (Second Circuit), the Second Circuit certified certain questions of law to the New York Court of Appeals. In October 2010, the New York Court of Appeals issued an opinion clarifying New York law. On November 18, 2010, after consideration of the New York Court of Appeals opinion, the Second Circuit affirmed the SDNY’s dismissal with prejudice. In December 2010, the trustee filed a petition for panel rehearing by the Second Circuit. In April 2011, the Second Circuit denied the trustee’s request for rehearing. The trustee’s time to petition for certiorari with the US Supreme Court has expired.

SPhinX action
In March 2008, CSS LLC was named, along with other financial services firms, accountants, lawyers, officers, directors and controlling persons, as a defendant in an action filed in New York state court by the Joint Official Liquidators of various SPhinX Funds and the trustee of the SPhinX Trust, which holds claims that belonged to PlusFunds Group, Inc. (PlusFunds), the investment manager for the SPhinX Funds. The operative amended complaint in the suit asserts claims against CSS LLC for aiding and abetting breaches of fiduciary duty and aiding and abetting fraud by Refco’s insiders in connection with Refco’s August 2004 notes offering and August 2005 IPO. That complaint seeks to recover from defendants approximately USD 263 million that the SPhinX Managed Futures Fund (SMFF), a SPhinX fund, had on deposit and lost at Refco, plus several hundred million dollars in alleged additional “lost enterprise” damages of PlusFunds. In March 2008, CSS LLC and certain other defendants removed the action to the SDNY. In November 2008, CSS LLC filed motions to dismiss. While the court initially dismissed all plaintiffs’ claims against CSS LLC for lack of standing, it later held that SMFF and PlusFunds had standing and permitted those plaintiffs to reinstate their claims in light of the Second Circuit’s decision dismissing the Refco trustee’s claims (described above). In February 2012, the court granted in part and denied in part CSS LLC’s other arguments for dismissal of the complaint. The claim by SMFF and PlusFunds against CSS LLC for aiding and abetting breach of fiduciary duty has been dismissed with prejudice. Plaintiffs’ claim for aiding and abetting fraud remains, though the court circumscribed the damages plaintiffs can seek. A court appointed Special Master issued a Report and Recommendation (R&R) recommending the denial of one additional ground asserted by CSS LLC for the dismissal of the entire complaint against CSS LLC. Objections to the Special Master’s R&R are under consideration by the court.

Mortgage-related matters
CSS LLC and certain of its affiliates have received requests for information from certain regulators and/or government entities regarding the origination, purchase, securitization and servicing of subprime and non-subprime residential mortgages and related issues. CSS LLC and its affiliates are cooperating with such inquiries and requests.

These inquiries include CSS LLC being advised in January and February 2012 by the US Securities and Exchange Commission (SEC) staff that they are considering recommending to the Commission that civil or administrative actions be pursued arising out of two separate investigations they have been conducting. The first involves potential claims against CSS LLC relating to due diligence conducted for two mortgage-backed securitizations and corresponding disclosures. The second involves potential claims against CSS LLC and certain of its affiliates relating to settlements of claims against originators involving loans included in a number of Credit Suisse securitizations. In both investigations, the SEC staff has invited CSS LLC to submit responses to the proposed actions and CSS LLC is in the process of responding to the SEC.

CSS LLC and certain of its affiliates have also been named as defendants in various civil litigation matters related to their roles as issuer, sponsor, depositor and/or underwriter of RMBS transactions. These cases include a class action lawsuit and putative class action lawsuits, actions by individual investors in RMBS, and actions by monoline insurance companies that guaranteed payments of principal and interest for certain RMBS. Although the allegations vary by lawsuit, plaintiffs in the class actions and individual investor lawsuits generally allege that the offering documents of securities issued by various RMBS securitization trusts contained material misrepresentations and omissions, including statements regarding the underwriting standards pursuant to which the underlying mortgage loans were issued. In addition, certain monoline insurers have alleged that loans that collateralize RMBS they insured breached representations and warranties made with respect to the loans at the time of securitization.

The amounts disclosed below do not reflect actual realized plaintiff losses to date or anticipated future litigation exposure. Rather, these amounts reflect the original unpaid principal balance amounts as alleged in these actions and do not include any reduction in principal amounts since issuance.

Class action litigations
In putative class actions against CSS LLC as an underwriter of other issuers’ RMBS offerings, CSS LLC generally has contractual rights to indemnification from the issuers. However, some of these issuers are now defunct, including affiliates of IndyMac Bancorp (IndyMac) and Thornburg Mortgage (Thornburg). With respect to IndyMac, CSS LLC is named as a defendant in two purported class actions pending in the SDNY brought on behalf of purchasers of securities in various IndyMac RMBS offerings. In one action, In re IndyMac Mortgage-Backed Securities Litigation, CSS LLC is named along with numerous other underwriters and individual defendants related to approximately USD 9.8 billion of IndyMac RMBS offerings. CSS LLC served as an underwriter with respect to approximately 31% of the IndyMac RMBS at issue or approximately USD 3.0 billion. In addition, certain investors seek to intervene in the action to assert claims with respect to additional RMBS offerings, including two RMBS offerings underwritten by CSS LLC. In those two offerings, CSS LLC underwrote RMBS with an aggregate principal amount of USD 912 million. The district court has denied these motions to intervene, and the proposed intervenors are now appealing that ruling. In the other action, Tsereteli v. Residential Asset Securitization Trust 2006-A8, CSS LLC was the sole underwriter defendant related to a USD 632 million IndyMac RMBS offering, of which CSS LLC underwrote USD 603 million of certificates. The court in the In re IndyMac action has dismissed claims as to certain RMBS securitizations, including all offerings in which no named plaintiff purchased securities, and in both actions has limited the theories on which claims as to other offerings may proceed. Discovery has commenced in both actions and plaintiffs have filed motions for class certification. With respect to Thornburg, CSS LLC is a named defendant in a putative class action pending in the US District Court for the District of New Mexico along with a number of other financial institutions that served as depositors and/or underwriters for approximately USD 5.5 billion of Thornburg RMBS offerings. CSS LLC served as an underwriter with respect to approximately 6.4% of the Thornburg RMBS at issue or approximately USD 354 million. Defendants’ motion to dismiss the complaint was granted in part, with leave to replead, and denied in part. One class action lawsuit pending in the SDNY against CSS LLC and certain affiliates and employees, New Jersey Carpenters Health Fund v. Home Equity Mortgage Trust 2006-5, relates to a single USD 784 million RMBS offering sponsored and underwritten by the Credit Suisse defendants. Defendants’ motion to dismiss was granted in part for claims related to RMBS offerings in which a named plaintiff was not a purchaser and to limit the theories on which the remaining claims may proceed. The SDNY granted plaintiff’s motion for class certification in the lawsuit.

Individual investor actions
In other actions brought against CSS LLC and its affiliates as an RMBS issuer, underwriter and/or other participant, CSS LLC and certain of its affiliates, along with other financial institutions, are defendants in seven separate individual actions filed by the Federal Home Loan Banks of Seattle, San Francisco, Chicago, Indianapolis and Boston in various state courts. The claims against CSS LLC and its affiliates relate to approximately USD 3.3 billion of the RMBS collectively at issue in those actions (approximately 9% of the USD 36 billion at issue against all banks across all the actions and coordinated proceedings). CSS LLC, and in some instances certain of its affiliates and employees, are also among the defendants, along with other financial institutions, named in: two actions brought by the Asset Management Fund and affiliated entities in the Supreme Court for the State of New York, New York County (SCNY), in which claims against CSS LLC and its affiliates relate to approximately USD 238 million of RMBS at issue (approximately 32% of the USD 755 million at issue against all banks); two actions brought by Cambridge Place Investment Management Inc. in Massachusetts state court, in which claims against CSS LLC and its affiliates relate to approximately USD 525 million of the RMBS at issue (approximately 16% of the USD 3.3 billion at issue against all banks); one action brought by The Charles Schwab Corporation in California state court, in which claims against CSS LLC and its affiliates relate to USD 125 million of the RMBS at issue (approximately 9% of the USD 1.4 billion at issue against all banks); one action brought by HSH Nordbank AG and affiliated entities in the SCNY, in which claims against CSS LLC relate to approximately USD 16 million of RMBS at issue (approximately 12% of the USD 130 million at issue against all banks); two actions brought by Massachusetts Mutual Life Insurance Company in Massachusetts federal court, in which claims against CSS LLC and its affiliates and employees relate to approximately USD 107 million of the RMBS at issue (approximately 97% of the USD 110 million at issue against all banks); one action brought by Sealink Funding Limited in the SCNY, in which claims against CSS LLC and its affiliates relate to USD 20 million of RMBS at issue (approximately 2% of the USD 949 million at issue against all banks); one action against CSS LLC brought by Stichting Pensioenfonds ABP in the SCNY, in which claims against CSS LLC relate to an unstated amount of RMBS at issue; two actions brought by The Union Central Life Insurance Company and certain of its affiliates in the SDNY, in which claims against CSS LLC and its affiliates and employees relate to approximately USD 71 million of RMBS at issue (approximately 36% of the USD 199 million at issue against all banks); one action brought by the West Virginia Investment Management Board in West Virginia state court, in which claims against CSS LLC relate to approximately USD 6 million of RMBS at issue (approximately 35% of the USD 17 million at issue against all banks); and one action brought by the Western & Southern Life Insurance Company and certain of its affiliates in the Court of Common Pleas for Hamilton County, Ohio, in which claims against CSS LLC and its affiliates relate to approximately USD 259 million of RMBS at issue (approximately 94% of the USD 276 million at issue against all banks). CSS LLC and certain of its affiliates are the only defendants named in: one action commenced by Allstate Insurance Company in the SCNY related to approximately USD 232 million of RMBS at issue; and one action commenced by IKB Deutsche Industriebank AG and certain of its affiliates in the SCNY related to approximately USD 240 million of RMBS at issue. CSS LLC and certain of its affiliates and employees are the only defendants named in a separate action commenced by Stichting Pensioenfonds ABP in the SCNY related to an unstated amount of RMBS at issue. In September 2011, the Federal Housing Finance Agency (FHFA), as conservator for Fannie Mae and Freddie Mac, filed seventeen separate complaints against various major financial institutions concerning a total of more than USD 196 billion of RMBS issued. CSS LLC and certain of its affiliates and employees are named as the defendants in one such action filed in the SDNY concerning approximately USD 14.1 billion of RMBS issued and/or underwritten by Credit Suisse defendants. CSS LLC is also named as an underwriter defendant in five of the other FHFA actions filed in September 2011, each pending in the SDNY. These claims against CSS LLC relate to approximately USD 5.5 billion of the RMBS at issue (about 11% of the approximately USD 51 billion at issue against all banks in those actions). Each of these actions is at an early procedural point in the litigation. A number of other entities have threatened to assert claims against CSS LLC and/or its affiliates in connection with various mortgage-related offerings, and CSS LLC and its affiliates have entered into agreements with some of those entities to toll the relevant statutes of limitations.

Monoline insurer disputes
CSS LLC and certain of its affiliates are defendants in three pending actions each commenced by a monoline insurer that guaranteed payments of principal and interest that in aggregate total approximately USD 1.5 billion of RMBS issued in eight different offerings sponsored by Credit Suisse. One theory of liability advanced by the monoline insurers is that an affiliate of CSS LLC must repurchase affected mortgage loans from the trusts at issue. To date, the monoline insurers have submitted repurchase demands for loans with an aggregate original principal balance of approximately USD 2.3 billion. These actions are pending in the SCNY. In each action, plaintiff claims that the underlying mortgage loans breach certain representations and warranties, and that CSS LLC and its affiliates have failed to repurchase the allegedly defective loans. In two of the actions, those brought by monoline insurers Ambac Assurance Corp. and MBIA Insurance Corp. (MBIA) against CSS LLC and its affiliates, plaintiff claims that it was fraudulently induced into providing the insurance. In those actions, the court dismissed both of the monoline insurer plaintiffs’ fraudulent inducement claims against CSS LLC and its affiliates, but plaintiffs requested reconsideration by the court. On October 7, 2011, the court reinstituted the monoline insurer plaintiffs’ fraudulent inducement claims against CSS LLC and its affiliates but reinstated its earlier decisions to deny plaintiffs’ demands for a jury trial. Discovery in these actions is ongoing. The third action by a monoline insurer was brought by Assured Guaranty Corp. on October 17, 2011. Separately, CSS LLC and other underwriters and individuals are defendants in an action pending in California state court brought by MBIA. The action relates to approximately USD 650 million in securities issued by IndyMac, including approximately USD 98 million of RMBS for which CSS LLC was an underwriter in one of the three offerings at issue, and as to which MBIA provided financial guaranty insurance. MBIA purports to be subrogated to the rights of the RMBS holders and seeks recovery of sums it has paid and will pay pursuant to those policies. Discovery in the action is ongoing.

Bank loan litigation
On January 3, 2010, the Bank and other affiliates were named as defendants in a lawsuit filed in the US District Court for the District of Idaho by homeowners in four real estate developments, Tamarack Resort, Yellowstone Club, Lake Las Vegas and Ginn Sur Mer. The Bank arranged, and was the agent bank for, syndicated loans provided for all four developments, which have been or are now in bankruptcy or foreclosure. Plaintiffs generally allege that the Bank and other affiliates committed fraud by using an unaccepted appraisal method to overvalue the properties with the intention to have the borrowers take out loans they could not repay because it would allow the Bank and other affiliates to later push the borrowers into bankruptcy and take ownership of the properties. The claims originally asserted by the plaintiffs include Racketeer Influenced and Corrupt Organizations (RICO), fraud, negligent misrepresentation, breach of fiduciary duty, tortious interference and conspiracy, among others. Plaintiffs are seeking class action status and have demanded USD 24 billion in damages. Cushman & Wakefield, the appraiser for the properties at issue, is also named as a defendant. An amended complaint was filed against all of the defendants on January 25, 2010, adding six new homeowner plaintiffs in the same four real estate developments. On March 29, 2010, the Bank and its named affiliates moved to dismiss the amended complaint in its entirety. The Bank and its named affiliates argued that the claims against them fail because they had no relationship with the plaintiff homeowners, and made no representations to them, fraudulent or otherwise, so there is no legal basis for the plaintiffs’ claims against them. The Bank and its affiliates also argued, among other things, that the plaintiffs failed to plead the necessary elements of the claims asserted against them in the amended complaint. On March 31, 2011, the court dismissed the RICO claim with prejudice and dismissed certain other claims with leave to replead. A third amended complaint was filed on April 21, 2011, adding a Consumer Protection Act claim. On May 5, 2011, the Bank and its affiliates moved to dismiss the third amended complaint. On July 22, 2011, two developers moved to intervene in the lawsuit. On February 17, 2012, the magistrate judge issued a report and recommendation to deny the motion to intervene and to dismiss certain of the claims while allowing others to proceed. The Bank and its affiliates filed objections to the recommendations on March 5, 2012 and are awaiting the district court's decision to adopt or deny the recommendation.

Auction Rate Securities
CSS LLC is responding to a number of customer demands and defending against litigation and Financial Industry Regulatory Authority (FINRA) arbitrations relating to the sale of certain auction rate securities (ARS).

In February 2008, ST Microelectronics (ST) brought a FINRA arbitration against CSS LLC concerning the purchase and sale of USD 415 million notional amount of ARS. The brokers of record for ST, who are no longer employed by CSS LLC, have since been criminally convicted. In February 2009, the FINRA arbitration panel awarded ST USD 406 million in damages in exchange for CSS LLC taking possession of the ARS. ST subsequently filed an action in the SDNY to confirm this award. Judgment was entered in favor of ST on March 23, 2010, and an amended judgment was entered on August 30, 2010. CSS LLC appealed to the Second Circuit, and the judgment is stayed pending appeal. Separately, in 2008, ST filed an action in the US District Court for the Eastern District of New York (EDNY) against the Group, alleging violations of the federal securities laws and various common law causes of action relating to the ARS portfolio. The Group moved to dismiss that action. On March 16, 2010, while the Group’s motion to dismiss the original complaint was still pending, ST moved for permission to file an amended complaint. The Group opposed the motion. The court heard oral argument on ST’s motion to amend on April 19, 2010. On March 31, 2011, the EDNY denied in part, and granted in part, the Group’s motion to dismiss the original complaint of ST, alleging violations of the federal securities laws and various common law causes of action relating to the ARS portfolio, and granted ST’s motion to file an amended complaint in the action. On June 2, 2011, the Second Circuit affirmed the SDNY’s confirmation of ST’s FINRA arbitration award against CSS LLC (except to the extent that the SDNY failed to credit against the amount of the award USD 75 million received by ST from the sale of certain of the ARS and to reduce the amount of interest owed by CSS LLC accordingly). On June 8, 2011, CSS LLC, the Group and ST settled these cases. Pursuant to the settlement, CSS LLC and the Group paid ST USD 357 million and received the ARS positions and interest in ST’s CSS LLC account as of the settlement date. Substantially all of the settlement amount was covered by existing provisions.

On May 27, 2009, Elbit Systems Ltd (“Elbit”) filed a complaint against the Group in the US District Court for the Northern District of Illinois, seeking approximately USD 16 million related to the purchase of ARS. The case was transferred to the SDNY, and the Group moved to dismiss the complaint for failure to state a claim and for being barred by a prior release. The motion to dismiss the complaint for being barred by a prior release was denied without prejudice, and the court ordered the parties to engage in limited discovery concerning the release. The parties exchanged discovery on that issue and the Group filed a motion for summary judgment. On February 7, 2012, the SDNY denied the Group’s summary judgment motion holding that a genuine dispute exists as to whether the prior release bars Elbit’s claims. The SDNY has not ruled on the portion of the Group's motion to dismiss the complaint for failure to state a claim.

In April 2010, Golden Minerals (formerly known as Apex Silver) commenced a FINRA arbitration against CSS LLC seeking approximately USD 33 million in alleged damages. Golden Minerals alleged that CSS LLC misled the company about the nature and risks of its investments in ARS. Golden Minerals further alleged that CSS LLC and the brokers of record for the company made unsuitable recommendations and breached fiduciary duties allegedly owed to the company, and that CSS LLC failed to supervise its brokers. Golden Minerals’ claims relied in part on the criminal conviction of the brokers of record on its account and on CSS LLC’s regulatory settlement relating to the sale of ARS. In August 2011, CSS LLC and Golden Minerals agreed to a settlement. The settlement amount was covered by existing provisions.

In September 2008, CSS LLC, along with many other Wall Street firms, agreed to a settlement in principle with the New York Attorney General and the North American Securities Administrators Association Task Force whereby CSS LLC agreed to repurchase up to USD 550 million par value of ARS from individual customers.

ADR litigation
A putative class action was filed on April 21, 2008 in the SDNY against the Group and certain executives by certain purchasers of American Depositary Receipts (ADRs) and common shares alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 thereunder. Plaintiffs in this action alleged that the Group’s stock price was artificially inflated as a result of allegedly misleading disclosures relating to the company’s business and financial results. A second putative class action complaint making similar allegations was filed in May 2008. These actions were consolidated in June 2008, and an amended complaint against the Group and certain executives was filed in October 2008. In December 2008, the Group and defendant executives filed a motion to dismiss the amended complaint. In October 2009, the SDNY issued a decision dismissing the case for lack of subject matter jurisdiction. In November 2009, plaintiffs filed a motion for leave to file a second amended complaint, and the Group and defendant executives opposed that motion. On February 11, 2010, the SDNY denied in part and granted in part plaintiffs’ motion. The SDNY found that plaintiff purchasers of ADRs and US plaintiff purchasers of Group common shares on foreign exchanges could proceed with their proposed amended claims but that foreign purchasers of Group common shares on foreign exchanges could not. In March 2010, the remaining plaintiffs filed their second amended complaint. In July 2010, the SDNY (based on the US Supreme Court’s July 2010 decision in Morrison v. National Australia Bank) additionally dismissed the claims of all US purchasers of Group common shares on foreign exchanges. On January 6, 2011, following mediation, the parties agreed in principle to settle this matter. On March 7, 2011, the parties executed formal settlement documentation. On July 18, 2011, the SDNY granted final approval of the settlement and dismissed with prejudice the entire action.

US economic sanctions matter
In December 2009, the Bank announced that it had reached a settlement with the New York County District Attorney’s Office, the United States Department of Justice (DOJ), the Board of Governors of the Federal Reserve System (Fed), the Federal Reserve Bank of New York and the Office of Foreign Assets Control (OFAC) of their investigation into US dollar payments during the period April 2002 to 2007 involving certain countries (Cuba, Iran, Libya, Burma and Sudan) that were subject to US economic sanctions. As part of the settlement, the Bank entered into two-year deferred prosecution agreements (DPAs), a Cease and Desist Order (CDO) with the Fed, and an agreement with OFAC and agreed to pay a total of USD 536 million, for which reserves were recorded in 2009. The DPAs were terminated in December 2011 and the CDO was terminated in March 2012. Credit Suisse has completed all of its settlement obligations and all sanctions censures have been formally terminated, now having no further force or effect.

Tax matters
In early 2010, the Public Prosecutor’s Office in Dusseldorf, Germany initiated an investigation that dealt with possible tax evasion by Credit Suisse clients and alleged assistance in such tax evasion by Credit Suisse employees. Credit Suisse and the Dusseldorf Public Prosecutor’s Office reached an agreement regarding the proceedings against Credit Suisse employees. The relevant applications were submitted to and approved by the Dusseldorf District Court. Credit Suisse paid EUR 150 million. The entire proceedings by the Dusseldorf Public Prosecutor’s office were thereby resolved.

Credit Suisse has been responding to subpoenas and other requests for information from the DOJ, SEC and other authorities involving historical Private Banking services provided on a cross-border basis to US persons. US authorities are investigating possible violations of US tax and securities laws. In particular, the DOJ is investigating whether US clients violated their US tax obligations and whether Credit Suisse and certain of its employees assisted such clients. The SEC is investigating whether certain of our relationship managers triggered obligations for Credit Suisse or the relationship managers in Switzerland to register with the SEC as a broker-dealer or investment advisor. A limited number of current or former employees have been indicted and one arrested for alleged conduct while employed at Credit Suisse or other financial institutions. Credit Suisse has received a grand jury target letter from the DOJ. We understand that certain US authorities are also investigating other Swiss and non-US financial institutions. We have been conducting an internal investigation and are continuing to cooperate with the authorities both in the US and Switzerland to resolve this matter in a responsible manner that complies with our legal obligations.

LIBOR-related matters
On February 3, 2012, following related investigations in the US and in the UK by the respective authorities, the Swiss Competition Commission commenced an investigation involving twelve banks and certain other financial intermediaries, including the Group, concerning alleged collusive behavior among traders to affect the bid ask spread for derivatives tied to the LIBOR and TIBOR reference rates fixed with respect to certain currencies. The investigation also relates to alleged collusive agreements to influence these reference rates. Credit Suisse is not a panel bank for Yen LIBOR, Yen TIBOR or Euroyen TIBOR. Credit Suisse is cooperating fully with these investigations.

UK Financial Services Authority matter
On October 25, 2011, the UK Financial Services Authority announced a settlement with Credit Suisse (UK) Limited (CSUK) in respect of findings as to the adequacy of systems and controls relating to the suitability of sales of non-principal protected products in 2007 to 2009. Under the settlement, CSUK was fined GBP 5.95 million and is required to conduct a review of sales of such products in the relevant period to determine suitability.